UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07444

American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

(800) 677-3863
(Registrant's telephone number, including area code)

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedules of Investments.

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III	November 30, 2007

Description of Security	Date Acquired	Par Value	Cost	Value (a)

(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 2.9%
Fixed Rate — 2.9%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$3,429,129	$3,516,058	$3,479,095
9.00%, 7/1/30, #C40149		203,355	208,239	220,750
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		246,207	247,284	252,255
5.50%, 2/1/17, #623874		496,454	495,494	504,458
5.50%, 6/1/17, #648508		296,502	297,710	301,110
5.00%, 9/1/17, #254486		508,617	509,721	510,245
5.00%, 11/1/17, #657356		1,037,462	1,041,960	1,040,781
6.50%, 6/1/29, #252497		787,764	782,965	816,399
7.50%, 4/1/30, #532867		42,658	41,360	45,526
7.50%, 5/1/30, #535289		119,858	116,216	127,915
8.00%, 5/1/30, #538266		42,003	41,522	44,843
8.00%, 6/1/30, #253347		141,973	140,348	151,571

Total U.S. Government Agency Mortgage-Backed Securities			7,438,877	7,494,948

Corporate Notes (c) — 6.1%
Fixed Rate — 6.1%
Stratus Properties IV, 6.56%, 12/31/11	12/12/06	7,000,000	7,000,000	7,210,000
Stratus Properties VI, 6.92%, 12/31/11	6/01/07	8,000,000	8,000,000	8,240,000

Total Corporate Notes			15,000,00	15,450,000

Private Mortgage-Backed Security (c) — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 8.79%, 10/25/21	7/30/93	120,341	69,131	—

Whole Loans and Participation Mortgages (c) (d) — 95.5%
Commercial Loans — 58.6%
150 North Pantano I, Tucson, AZ, 8.09%, 2/1/08 (e) (f)	1/4/05	3,525,000	3,525,000	3,427,960
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/08 (f)	1/4/05	440,000	440,000	405,763
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (b)	4/8/04	3,775,795	3,775,795	3,800,193
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 (b)	12/18/02	5,026,095	5,026,095	5,126,617
Alliant University, Fresno, CA, 7.15%, 8/1/11 (b) (f)	7/12/06	2,800,000	2,800,000	2,940,000
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 (b) (f)	7/9/07	2,150,000	2,150,000	2,257,500
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 (b)	8/2/04	3,275,585	3,275,585	3,341,097
Carrier 360, Grand Prairie, TX, 5.40%, 7/1/09 (b)	6/28/04	3,271,507	3,271,507	3,288,224
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	338,824	338,824	322,244
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 (b) (f)	7/14/06	7,600,000	7,600,000	7,904,000
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10 (b) (f)	8/15/07	12,900,000	12,900,000	13,287,000
France Avenue Business Park II, Brooklyn Park, MN, 7.40%, 10/1/12 (b)	9/12/02	4,378,127	4,378,127	4,597,034
Jilly’s American Grill, Scottsdale, AZ, 7.06%, 9/1/08 (b) (e) (f)	8/19/05	1,810,000	1,810,000	1,786,535
La Cholla Plaza I, Tucson, AZ, 7.86%, 8/1/09 (b) (e) (f)	7/26/06	13,625,000	13,625,000	13,625,000
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 (f)	7/26/06	1,700,000	1,700,000	1,645,830
Memphis Medical Building, Memphis, TN, 6.40%, 9/1/12 (f)	8/22/07	4,250,000	4,250,000	4,432,422
NCH Commercial Pool, Tucson, AZ, 11.93%, 4/1/10 (f)	3/27/07	5,500,000	5,500,000	5,610,000
Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10 (b) (f)	8/24/07	2,400,000	2,400,000	2,472,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 (b)	10/29/04	3,963,774	3,963,774	4,035,500
Outlets at Casa Grande, Casa Grande, AZ, 6.93%, 3/1/11 (b) (f)	2/27/06	7,300,000	7,300,000	7,664,999
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 (f)	4/11/07	3,500,000	3,500,000	3,675,000
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 (b) (f)	3/26/07	4,600,000	4,600,000	4,830,000
Preston Trail Village I, Dallas, TX, 7.86%, 6/1/08 (b) (e) (f)	11/18/05	16,850,792	16,850,792	16,850,792
Preston Trail Village II, Dallas, TX, 13.38%, 6/1/08 (f)	11/18/05	2,500,000	2,500,000	1,960,747
RealtiCorp Fund III, Orlando/Crystal River, FL, 9.61%, 5/1/08 (e) (f)	2/28/06	4,222,755	4,222,755	4,222,755
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 (b)	4/12/00	2,754,865	2,754,865	2,837,511
Spa Atlantis, Pompano Beach, FL, 7.86%, 10/1/08 (e) (f)	9/30/05	19,281,600	19,281,600	19,474,416

2007 Quarterly Report	1	American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (continued)	November 30, 2007

Description of Security	Date Acquired	Par Value/Shares	Cost	Value (a)
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 (b)	8/25/04	$3,538,774	$3,538,774	$3,693,533
			147,278,493	149,514,672

Multifamily Loans — 36.9%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10 (b) (f)	3/01/07	10,720,000	10,720,000	11,041,600
Avalon Hills II, Omaha, NE, 9.88%, 3/1/10 (f)	3/01/07	2,144,000	2,144,000	1,949,908
Citadel Apartments I, El Paso, TX, 6.53%, 4/1/10 (b) (f)	3/30/07	10,300,000	10,300,000	10,403,000
Citadel Apartments II, El Paso, TX, 9.88%, 4/1/10 (f)	3/30/07	500,000	500,000	495,365
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 (b)	8/29/03	2,489,290	2,489,290	2,613,754
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 (b)	10/14/05	7,600,000	7,600,000	7,752,000
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 (f) (g)	10/14/05	2,850,000	2,850,000	2,087,549
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 (b)	8/26/04	2,544,930	2,544,930	2,672,176
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	499,318	499,318	524,284
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 (b)	12/24/03	1,301,492	1,301,492	1,366,566
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	51,398	51,398	52,188
Good Haven Apartments I, Dallas, TX, 7.86%, 12/1/07 (e) (f) (g) (h)	8/24/04	6,737,000	6,737,000	4,715,900
Good Haven Apartments II, Dallas, TX, 14.88%, 12/1/07 (f) (g) (h)	8/24/04	842,000	842,000	589,400
Lions Park Apartments I, Elk River, MN, 5.20%, 4/1/09 (b)	3/25/04	3,370,069	3,370,069	3,381,327
Lions Park Apartments II, Elk River, MN, 11.88%, 4/1/09	3/25/04	98,472	98,472	96,638
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	944,631	944,631	991,862
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	51,398	51,398	52,188
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 4/1/12	3/7/97	1,058,553	1,058,553	1,111,481
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 (f)	8/30/07	7,308,000	7,308,000	5,904,557
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 (f)	10/17/06	5,800,000	5,800,000	5,915,447
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	897,756	897,756	942,644
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	51,398	51,398	52,188
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 (b) (f)	1/17/07	3,328,000	3,328,000	3,427,840
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 (f)	1/17/07	416,000	416,000	383,555
RiverPark Land Lot III, 8.09%, 11/1/09 (e) (f)	10/9/07	3,650,000	3,650,000	3,684,829
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 (b)	2/1/07	3,621,618	3,621,618	3,773,377
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10 (b) (f)	3/30/07	6,100,000	6,100,000	6,161,000
Vista Village Apartments II, El Paso, TX, 9.88%, 4/1/10 (f)	3/30/07	350,000	350,000	346,756
Westchase Apartments, Austell, GA, 7.43%, 8/1/08 (b)	8/12/03	3,649,957	3,649,957	3,649,957
Whispering Oaks I, Little Rock, AR, 6.53%, 2/1/10 (b) (f)	1/10/07	6,800,000	6,800,000	6,936,000
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/10 (f) (g)	1/10/07	1,360,000	1,360,000	1,149,169
			97,435,280	94,224,505
Total Whole Loans and Participation Mortgages			244,713,773	243,739,177

Preferred Stocks — 21.6%
Real Estate Investment Trusts — 21.6%
AMB Property, Series L (b)		97,000	2,473,891	2,046,700
AMB Property, Series M (b)		21,240	543,889	457,934
AMB Property, Series O (b)		12,500	312,500	272,266
AMB Property, Series P		65,000	1,501,500	1,388,400
BRE Properties, Series C (b)		93,600	2,362,220	1,962,792
BRE Properties, Series D (b)		32,918	823,501	690,949
Developers Diversified Realty, Series G (b)		400	10,380	9,404
Developers Diversified Realty, Series H (b)		63,000	1,634,450	1,397,340
Developers Diversified Realty, Series I (b)		59,000	1,538,322	1,318,650
Duke Realty, Series J (b)		20,956	535,385	442,172
Duke Realty, Series K (b)		94,000	2,361,279	1,915,720
Duke Realty, Series M (b)		2,000	50,000	44,440
Equity Residential Properties, Series N (b)		125,000	3,150,150	2,702,500
Health Care Properties, Series E (b)		14,990	385,068	312,542
Health Care Properties, Series F (b)		96,800	2,444,530	1,995,048
Hospitality Properties Trust, Series C (b)		165,000	4,080,900	3,176,250
HRPT Property Trust, Series C (b)		100,000	2,500,000	2,165,000
Kimco Realty, Series F (b)		113,000	2,754,500	2,486,000
Kimco Realty, Series G (b)		55,000	1,375,000	1,295,250
Post Properties, Series B (b)		1,600	39,940	35,696
Prologis Trust, Series F (b)		54,580	1,384,051	1,207,855
Prologis Trust, Series G (b)		65,210	1,654,640	1,433,316
PS Business Parks, Series H (b)		35,000	864,224	733,250

2007 Quarterly Report	2	American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (continued)	November 30, 2007

Description of Security	Shares	Cost	Value (a)
PS Business Parks, Series I (b)	20,000	$488,475	$407,400
PS Business Parks, Series L (b)	7,000	179,550	155,890
PS Business Parks, Series M (b)	59,610	1,487,689	1,269,693
Public Storage, Series A (b)	38,000	921,909	806,740
Public Storage, Series M (b)	100,000	2,500,000	2,069,000
Public Storage, Series X (b)	30,000	746,643	594,000
Public Storage, Series Z (b)	59,000	1,481,819	1,200,060
Realty Income, Series D (b)	97,500	2,474,125	2,301,000
Realty Income, Series E (b)	139,550	3,324,910	2,951,483
Regency Centers, Series C	35,000	859,250	778,400
Regency Centers, Series D (b)	68,424	1,769,777	1,508,749
Regency Centers, Series E (b)	72,700	1,813,905	1,510,801
UDR, Series G (b)	120,000	3,000,000	2,475,600
Vornado Realty Trust, Series E (b)	7,400	186,597	160,950
Vornado Realty Trust, Series F (b)	65,000	1,605,423	1,335,100
Vornado Realty Trust, Series G (b)	41,850	1,004,886	853,740
Vornado Realty Trust, Series I (b)	18,000	420,500	367,200
Weingarten Realty Investors, Series F (b)	242,500	5,989,375	4,934,875

Total Preferred Stocks		65,035,153	55,170,155

Total Investments in Unaffiliated Securities		338,783,131	326,404,280

Real Estate Owned (i) — 1.8%
Chateau Club Apartments, Athens, GA		6,526,197	4,550,000

Short-Term Investment (j) — 6.2%
First American Prime Obligations Fund, Class Z	15,793,376	15,793,376	15,793,376

Total Investments in Securities (k) — 134.1%		$354,576,507	$342,197,656

Other Assets and Liabilities, Net — (34.1)%			(87,035,235)

Total Net Assets — 100.0%			$255,162,421

2007 Quarterly Report	3	American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (continued)	November 30, 2007

Notes to Schedule of Investments:
(a)
Security valuations for the fund’s investments (other than whole loans and participation mortgages) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

The fund’s investments in whole loans (single family, multifamily, and commercial) and participation mortgages are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans or participation mortgages, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans and participation mortgages are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in negotiations between the fund and third parties.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

As of November 30, 2007, the fund held fair value securities with a value of $263,739,177 or 103.4% of net assets.

(b)	On November 30, 2007, securities valued at $222,200,191 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,763,220	11/8/07	4.90%	12/7/07	$26,696	(1)
14,000,000	11/29/07	6.10%	12/3/07	9,489	(2)
40,500,000	11/1/07	5.56%	12/3/07	141,567	(2)
26,756,000	11/8/07	5.37%	12/10/07	102,641	(3)
$88,019,220				$280,393

* Interest rate as of November 30, 2007. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $3,429,129 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $203,355 par
Federal National Mortgage Association, 6.00%, 10/1/16, $246,207 par
Federal National Mortgage Association, 5.50%, 2/1/17, $496,454 par

2007 Quarterly Report	4	American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (continued)	November 30, 2007

Federal National Mortgage Association, 5.50%, 6/1/17, $296,502 par
Federal National Mortgage Association, 5.00%, 9/1/17, $508,617 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,037,462 par
Federal National Mortgage Association, 6.50%, 6/1/29, $787,764 par
Federal National Mortgage Association, 7.50%, 4/1/30, $42,658 par
Federal National Mortgage Association, 7.50%, 5/1/30, $119,858 par
Federal National Mortgage Association, 8.00%, 5/1/30, $42,003 par
Federal National Mortgage Association, 8.00%, 6/1/30, $141,973 par
(2)	Morgan Stanley:
8324 East Hartford Drive I, 5.15%, 5/1/09, $3,775,795 par
Academy Spectrum, 7.73%, 5/1/09, $5,026,095 par
Alliant University, 7.15%, 8/1/11, $2,800,000 par
Apple Blossom Convenience Center, 6.58%, 8/1/12 $2,150,000 par
Avalon Hills I, 6.93%, 3/1/10, $10,720,000 par
Biltmore Lakes Corporate Center, 6.00%, 9/1/09, $3,275,585 par
Carrier 360, 5.40%, 7/1/09, $3,271,507 par
Citadel Apartments I, 6.53%, 4/1/10, $10,300,000 par
Country Villa Apartments, 6.90%, 9/1/13, $2,489,290 par
Courtyards at Mesquite I, 6.53%, 11/1/09, $7,600,000 par
El Dorado Apartments I, 7.60%, 9/1/12, $2,544,930 par
Fairview Business Park, 7.33%, 8/1/11, $7,600,000 par
First Colony Marketplace, 6.43%, 9/1/10, $12,900,000 par
France Avenue Business Park II, 7.40%, 10/1/12, $4,378,127 par
Geneva Village Apartments I, 7.00%, 1/1/14, $1,301,492 par
Jilly’s American Grill, 7.06%, 9/1/08, $1,810,000 par
La Cholla Plaza I, 7.86%, 8/1/09, $13,625,000 par
Lions Park Apartments I, 5.20%, 4/1/09, $3,370,069 par
Noah’s Ark Self Storage, 6.48%, 9/1/10, 2,400,000 par
North Austin Business Center, 5.65%, 11/1/11, $3,963,774 par
Outlets at Casa Grande, 6.93%, 3/1/11, $7,300,000 par
Paradise Boulevard, 6.50%, 4/1/17, $4,600,000 par
Plantation Pines I, 6.59%, 2/1/10, $3,328,000 par
Preston Trail Village I, 8.50%, 12/1/07, $16,850,792 par
Shoppes at Jonathan’s Landing, 7.95%, 5/1/10, $2,754,865 par
Tatum Ranch Center, 6.53%, 9/1/11, $3,538,774 par
Villas of Woodgate, 6.40%, 2/1/12, $3,621,618 par
Vista Village Apartments I, 9.88%, 4/1/10, $350,000 par
Westchase Apartments, 7.43%, 8/1/08, $3,649,957 par
Whispering Oaks I, 6.53%, 2/1/10, $6,800,000 par
(3)	Dresdner Bank:
AMB Property, Series L, 97,000 shares
AMB Property, Series M, 21,240 shares
AMB Property, Series O, 12,500 shares
BRE Properties, Series C, 93,600 shares
BRE Properties, Series D, 32,918 shares
Developers Diversified Realty, Series G, 400 shares
Developers Diversified Realty, Series H, 63,000 shares
Developers Diversified Realty, Series I, 59,000 shares
Duke Realty, Series J, 20,956 shares
Duke Realty, Series K, 94,000 shares
Duke Realty, Series M, 2,000 shares
Equity Residential Properties, Series N, 125,000 shares
Health Care Properties, Series E, 14,990 shares
Health Care Properties, Series F, 96,800 shares
Hospitality Properties Trust, Series C, 165,000 Shares
HRPT Property Trust, Series C, 100,000 shares
Kimco Realty, Series F, 113,000 shares
Kimco Realty, Series G, 55,000 shares
Post Properties, Series B, 1,600 shares
Prologis Trust, Series F, 54,580 shares
Prologis Trust, Series G, 65,210 shares
PS Business Parks, Series H, 35,000 shares
PS Business Parks, Series I, 20,000 shares
PS Business Parks, Series L, 7,000 shares

2007 Quarterly Report	5	American Strategic Income Portfolio III

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (concluded)	November 30, 2007

PS Business Parks, Series M, 59,610 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series M, 100,000 shares
Public Storage, Series X, 30,000 shares
Public Storage, Series Z, 59,000 shares
Realty Income, Series D, 97,500 shares
Realty Income, Series E, 139,550 shares
Regency Centers, Series D, 68,424 shares
Regency Centers, Series E, 72,700 shares
UDR, Series G, 120,000 shares
Vornado Realty Trust, Series E, 7,400 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 41,850 shares
Vornado Realty Trust, Series I, 18,000 shares
Weingarten Realty Investors, Series F, 242,500 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $90,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $90,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $28,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $28,000,000 lending commitment.

(c)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(d)
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2007. Interest rates and maturity dates disclosed on single family loans represent the weighed average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2007.

(e)	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2007.

(f)
Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon in effect as of November 30, 2007.

(g)	Loan not current on interest and/or principal payments.

(h)	Security is in default.

(i)	Real estate owned. See note (a) above.

(j)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(k)
On November 30, 2007, the cost of investments in securities was $354,576,507. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$5,221,038
Gross unrealized depreciation	(17,599,889)
Net unrealized depreciation	$(12,378,851)

2007 Quarterly Report	6	American Strategic Income Portfolio III

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 17, 2008

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 17, 2008